Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at (in thousands):

	September 30, 2025	December 31, 2024
Tradename	$200	$200
Customer relationships	200	200
Less: accumulated amortization	(307)	(247)
Intangible assets, net	$93	$153

Useful life (years)	5	5

Intangible assets consists of the following at December 31:

	2024	2023
Tradename	$200	$200
Customer relationships	200	200
Less: accumulated amortization	(247)	(167)

Intangible assets, net	$153	$233

Useful life (years)	5	5

Schedule of Expected Future Amortization for Our Definite-Lived Intangible Assets	The following table summarizes the expected future amortization for our definite-lived intangible assets (in thousands):
Amount
Three months ending December 31, 2025	$20
Year ending December 31, 2026	73
Total	$93
The following table summarizes the expected future amortization for our definite-lived intangible assets:
Year ending December 31,	Amount
2025	$80
2026	73
Total	$153